As filed with the U.S. Securities and Exchange Commission on 5/27/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

FundX

UPGRADER FUNDS

2020

SEMIANNUAL REPORT

MARCH 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.fundxfunds.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-455-FUND [3863], sending an e-mail request to issue@fundx.com, or by enrolling at www.fundxfunds.com. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-866-455-FUND [3863] or send an email request to issue@fundx.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Semiannual Report 2020	Fundxfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

Knowledgeable Portfolio Management
We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand
We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks noload mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

FundX Upgrader Funds
The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

A Portfolio that Responds to Market Changes
Market trends rotate between large-cap and small-cap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with these trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies that have strong recent returns.

1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

2	Semiannual Report 2020

March 31, 2020

Dear Shareholders,

This semiannual report looks back at the six months ending March 31, 2020, however, the most significant changes to the markets and to the FundX Upgrader Funds occurred in the last six weeks as the COVID-19 pandemic spread around the world.

The pandemic triggered the biggest stock market decline in more than a decade and sent much of the bond market reeling as the deadly outbreak brought economic activity to a grinding halt and put millions out of work.

US stocks plunged off their mid-February peak into a bear market, the fastest decline off peak levels in history, and major indexes had their worst first quarter in decades. Stocks had been up double-digits in 2019, and they gave it all back in a matter of weeks.

There was nowhere to hide from the losses as both US and global markets sank. For the six months ending March 31, 2020, the S&P 500 was down -12.31% and the Morningstar Global Market Large-Mid-Cap Index fell -14.62%. The FundX Upgrader Funds lost ground as well, although all of the equity funds outperformed their global benchmarks.

Unprecedented bond market volatility

Stock market declines typically spark a flight to safety, which usually means bonds, but this time around, bonds were also surprisingly volatile. Nearly all bonds were affected, even short-term bonds and Treasuries, but corporate bonds, particularly high yields, took the brunt of it.

The Fund Flexible Income Fund (INCMX) was overweight in corporate bonds during the decline, and as a result, it lost more than anticipated in March and ended the semiannual period with losses, while the government-bond-focused Bloomberg Barclays Aggregate Bond Index was up 3.33%.

Navigating troubled waters

We can’t know if the current decline is over or how long it might take markets to recover, and that uncertainty has led us to make some important changes to the FundX Fund portfolios. More details in the portfolio manager commentaries.

We’ve been managing money for clients for more than 50 years now, so we’ve been through difficult times before. All bear markets feel unprecedented in their own way, but the one thing they have in common is that they always end eventually. We will reach a point where the crisis is largely behind us, and we want you here with us.

Thank you for investing with us, and stay safe.

Janet Brown

CEO, FundX Investment Group

Semiannual Report 2020	Fundxfunds.com	3

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified. The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates.

References to other funds should not be interpreted as an offer of these securities.

Defensive funds typically invest in areas of the market that may hold up better in market declines, such as gold, real estate, utilities, and consumer staples. These funds also may invest in dividend-paying stocks, higher-quality stocks, or low-volatility stocks.

The S&P 500 Index is a broad based unmanaged Index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You cannot invest directly in an index.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2020

FUNDX	Upgrader Fund
Growth Fund

The Upgrader Fund (FUNDX) is designed to be a core equity holding. Investors in FUNDX own a portfolio of diversified stock funds that have market-level risk. The portfolio is actively managed to navigate changing markets and capitalize on global market trends.

US stocks, specifically US large-cap growth stocks, have been in favor for most of the last 10 years. This trend continued through the six months ending March 31, 2020, and FUNDX had substantial exposure to large-cap growth funds during this period.

Six months ago, FUNDX owned mostly large-cap US growth funds with about 20% invested in low-volatility and dividend stock funds. The low-volatility and dividend ETFs lagged in the fourth quarter, however, and were replaced in early January 2020, so when stocks began their descent in mid-February, FUNDX was primarily invested in growth funds with a small stake in Janus Contrarian (JCONX), a value fund that had bucked the trend and done well in 2019.

Taking action as stocks fell into a bear market

As stocks plunged in March we stepped in, in an attempt to stem the losses. We moved about 15% of the portfolio into alternative funds, such as Merger Fund (MERIX) and Amplify BlackSwan Growth & Treasury Core ETF (SWAN). Alternative funds tend to use complex strategies that are designed to soften market downturns.

We also took positions in iShares Core Allocation (AOM), an ETF that owns both stocks and bonds, and Fidelity Convertible Securities (FCVSX), which invests in lower-quality debt securities that can be converted into shares of common stock. Both AOM and FCVSX held up better than the S&P 500 in the downturn.

Many of FUNDX growth fund positions also lost less than the fund’s benchmark Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index in March, and contributed to the FUNDX’s benchmark-beating returns in the first quarter of 2020.

Sustainable growth funds like Calvert Equity (CEYIX) and Brown Advisory Sustainable Growth (BAFWX) were held for the full six months, as was Polen Growth (POLIX), a fund we’ve held for over a year. While these funds were down for the six months ending March 31, 2020 (like nearly all stock funds), they lost less than the S&P 500 and contributed to FUNDX’s performance.

Low-volatility and dividend ETFs detracted from FUNDX’s performance for the final quarter of 2019. Value stocks lost more than growth stocks in the market decline, and we sold Janus Contrarian (JCONX) at a loss in early March. We also sold a few growth positions at a loss in March in order to buy into alternative funds. These losses can be used to offset future capital gains, which would otherwise be distributed, and this should benefit shareholders who own FUNDX in taxable accounts.

Looking ahead

Given the heightened uncertainty in the markets, we’ve sought to position FUNDX for both growth and stability. If stocks continue to fall, we expect the fund’s alternative positions could help dampen volatility; if market conditions warrant, we could also increase our allocation to alternative funds. If, on the other hand, stocks bounce back, FUNDX remains mostly invested in growth funds, and these funds should participate.

Semiannual Report 2020	Fundxfunds.com	5

FUNDX	Upgrader Fund
Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares	Investment Companies: 99.5%	Value
	Core Funds:
238,674	Akre Focus Fund - Institutional Class	$9,673,438
106,000	Amplify Blackswan Growth & Treasury Core ETF	3,048,560
693,840	Brown Advisory Sustainable Growth Fund - Institutional Class	17,214,170
345,272	Calvert Equity Fund - Class I	19,300,680
74,996	Fidelity Blue Chip Growth Fund	6,971,657
587,591	Fidelity Convertible Securities Fund ^	16,141,131
702,300	Invesco Summit Fund - Class Y	13,055,750
304,894	Lazard Global Listed Infrastructure Portfolio - Institutional Class	3,981,919
764,028	Polen Growth Fund - Institutional Class	23,142,398
364,627	Touchstone Mid Cap Growth Fund - Institutional Class	9,596,991
246,139	Transamerica U.S. Growth - Class I	4,725,870
273,200	VanEck Vectors Morningstar Wide Moat ETF	11,949,768
	Total Core Funds 84.0%	138,802,332

	Total Return Funds:
171,000	iShares Core Moderate Allocation ETF	6,282,540
1,161,289	Merger Fund - Institutional Class	19,393,522
	Total Total Return Funds 15.5%	25,676,062

	Total Investment Companies (Cost $171,921,441)	164,478,394

	Short-Term Investments: 0.0%
8,322	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% #	8,322

	Total Short-Term Investments (Cost $8,322)	8,322

	Total Investments: 99.5% (Cost $171,929,763)	164,486,716
	Other Assets in Excess of Liabilities: 0.5%	784,201
	Net Assets: 100.0%	$165,270,917

#	Annualized seven-day yield as of March 31, 2020.
^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $2,940,735 (representing 1.8% of net assets).

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2020

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

The Aggressive Upgrader Fund (HOTFX) focuses on concentrated stock funds, including sector and country specific funds and ETFs, which typically have above-average risk and higher potential volatility. HOTFX is actively managed in an attempt to capitalize on sector rotations and global market trends.

The technology trend stayed in favor during the semiannual period, and HOTFX maintained a substantial allocation to technology sector funds and tech-heavy large-cap growth funds throughout the last six months.

Fidelity Select Semiconductor (FSELX), SPDR Technology (XLK) and Vanguard Info Tech ETF (VGT) were held for the full six months. We also continued to own T Rowe Price New America Growth (PNAIX), a more diversified fund that has about 30% in tech stocks, which we first bought in February 2019. These positions all outpaced the fund’s benchmark Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index for the semiannual period, and contributed to HOTFX’s performance.

Early in the fourth quarter, we’d begun to add positions in foreign funds, like iShares MSCI Eurozone ETF (EZU), but US stocks pulled ahead strongly at the end of 2019, and these positions ended up being a drag on HOTFX’s returns and were replaced.

Taking action as stocks fell into a bear market

As stocks began their descent in mid-February, HOTFX was primarily invested in technology and US large-cap growth funds, and many of these positions lost less than the fund’s benchmark Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index in March.

We replaced our 15% stake in homebuilder ETFs in March with consumer staples and health care ETFs. We also took a small position in Matthews China (MICFX), which had bounced back as China appeared to have contained its coronavirus outbreak.

HOTFX had some exposure to gold throughout the semiannual period. We held VanEck Vectors Gold Miners (GDX) until March when we moved into SPDR Gold (GLD). GLD holds physical gold, and it tends to be less correlated with the stock market.

Looking ahead

As of March 31, 2020, HOTFX is invested in the sectors that have held up best during the downturn, such as technology, consumer staples, and health care, and it has a substantial allocation to aggressive but diversified growth stock funds.

Semiannual Report 2020	Fundxfunds.com	7

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares	Investment Companies: 100.4%	Value
	Aggressive Funds:
99,379	Fidelity Advisor Equity Growth Fund - Class I	$1,190,563
16,001	Fidelity Trend Fund	1,508,865
22,577	Harbor Capital Appreciation Fund - Institutional Class	1,507,951
22,000	Invesco QQQ Trust Series 1	4,188,800
10,472	MFS Growth Fund - Class I	1,177,343
31,787	T. Rowe Price New America Growth Fund - Class I	1,500,031
57,936	TCW Select Equities Fund - Class I	1,393,935
	Total Aggressive Funds 46.2%	12,467,488

	Sector Funds:
11,800	Consumer Staples Select Sector SPDR Fund	642,746
131,519	Fidelity Select Semiconductors Portfolio	1,315,190
24,000	iShares Global Healthcare ETF	1,462,560
84,356	Matthews China Fund - Institutional Class (a)	1,489,724
9,100	SPDR Gold Shares *	1,347,255
28,000	Technology Select Sector SPDR Fund	2,250,360
24,700	VanEck Vectors Semiconductor ETF	2,893,358
12,000	Vanguard Consumer Staples ETF	1,653,840
7,400	Vanguard Information Technology ETF	1,568,060
	Total Sector Funds 54.2%	14,623,093

	Total Investment Companies
	(Cost $29,653,057)	27,090,581

8	Semiannual Report 2020

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.2%
52,799	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% #	$52,799

	Total Short-Term Investments
	(Cost $52,799)	52,799

	Total Investments: 100.6%
	(Cost $29,705,856)	27,143,380
	Liabilities in Excess of Other Assets: (0.6)%	(154,542)
	Net Assets: 100.0%	$26,988,838

(a)	Level 2 security. See Note 2.
*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	9

RELAX	Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is an active balanced fund that can invest in core stock funds, total-return funds, and bond funds. It typically owns stock funds for growth, and includes bonds and total-return funds as a way to buffer stock market volatility.

RELAX is designed for investors who seek the growth potential of a stock fund combined with the lower volatility of a fixed income fund. But that goal became more challenging to achieve at the end of the semiannual period as stocks plunged into a bear market, and bonds experienced unprecedented volatility.

RELAX started the semiannual period substantially invested in large-cap US growth stock funds, intermediate-term bond funds, and balanced funds, and that’s roughly how it was invested when stocks began to fall in mid-February.

We made a few changes along the way, such as selling low-volatility and dividend stock ETFs in the fourth quarter of 2019 and adding to our large-cap positions. On the bond side, we replaced our positions in international bond funds with high-yield bond funds in December and January. Stocks and bonds had strong gains in 2019, and large-cap stocks and high-yield bonds were in favor.

Repositioning RELAX as stock and bond markets sank

We made more substantial changes to RELAX’s portfolio in March in an attempt to reign in volatility and stem losses as the global pandemic infected the stock and bond markets.

On the stock side, we trimmed our growth fund positions and took a small stake in alternative funds, such as Amplify BlackSwan Growth & Treasury Core ETF (SWAN), Core Alternative ETF (CCOR), and Merger Fund (MERIX). Alternative funds tend to use complex strategies that are designed to soften market downturns.

Stocks and bonds don’t often move in sync, but the March sell-off took both stocks and bonds down. Corporate and high-yield bonds were particularly hard hit, and we sold around 60% of our bond positions, eliminating almost all corporate bond funds (with the exception of two aggregate bond index funds) on March 12th. We shifted into ultra-short and short-term bonds, like iShares 1-3 Year Treasury (SHY) and iShares Short Term Treasury (SHV). These funds tend to be less risky areas of fixed income, and they held up better than the overall bond market in March.

Our positions in corporate and high-yield bond funds detracted from RELAX’s returns for the semiannual period. Fidelity Real Estate Income (FRIFX), which we’d owned since April 2019, held significant amounts of real-estate preferred securities, commercial mortgage-backed securities, and real-estate corporate bonds. It also became volatile in the face of the market panic and was a drag on RELAX’s performance. (FRIFX was replaced on March 12th.) Value stocks lost more than growth stocks in the market decline, and we sold Janus Contrarian (JCONX), our sole value fund position, at a loss in early March. These losses can be used to offset future capital gain distributions, which should benefit shareholders who own RELAX in taxable accounts.

RELAX’s growth positions contributed positively to its performance. Vanguard Growth ETF (VUG), which we bought in January, outpaced the S&P 500 in March and the first quarter of 2020. Calvert Equity (CEYIX) and Polen Growth (POLIX) were held for the full semiannual period, and these funds held up better than the Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index for the six months ending March 31, 2020.

Balanced funds, were a consistent part of RELAX’s portfolio during the last six months, and we held Calvert Balanced (CBAIX), George Putnam Balanced (PGEYX), Janus Henderson Balanced (JBALX), and Pax Sustainable Allocation (PAXIX) throughout the semiannual period.

Looking ahead

Given the heightened uncertainty in the markets as of March 31, 2020, we’ve positioned RELAX more conservatively. Our defensive bond allocation and our alternative stock fund positions should help dampen volatility if markets continue to fall. If and when stocks bounce back, RELAX’s growth funds should participate in the recovery.

10	Semiannual Report 2020

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares	Investment Companies: 99.8%	Value
	Bond Funds:
84,500	iShares Barclays 1-3 Year Treasury Bond ETF	$7,323,615
14,200	iShares Barclays 7-10 Year Treasury Bond ETF	1,725,016
37,100	iShares Core U.S. Aggregate Bond ETF	4,280,227
29,000	iShares Short Treasury Bond ETF	3,219,580
10,000	PIMCO Enhanced Short Maturity Active ETF	989,800
86,455	TCW Total Return Bond Fund - Class I	887,032
11,800	Vanguard Total Bond Market ETF	1,007,130
	Total Bond Funds 27.5%	19,432,400

	Core Funds:
55,069	Akre Focus Fund - Institutional Class	2,231,940
25,700	Amplify Blackswan Growth & Treasury Core ETF	739,132
28,891	Calvert Equity Fund - Class I	1,614,996
24,000	Core Alternative ETF	684,528
16,282	Fidelity Blue Chip Growth Fund	1,513,585
126,589	Invesco Summit Fund - Class Y	2,353,297
22,000	iShares Edge MSCI USA Momentum Factor ETF	2,342,560
91,494	Polen Growth Fund - Institutional Class	2,771,342
15,000	Vanguard Growth ETF	2,350,350
	Total Core Funds 23.5%	16,601,730

	Total Return Funds:
131,403	Calvert Balanced Fund - Class I (a)	4,086,617
183,573	Fidelity Advisory Balanced Fund - Class I	3,620,056
210,711	Fidelity Asset Manager 70% Fund	4,009,833
238,244	George Putnam Balanced Fund - Class Y	4,367,008
122,499	Janus Henderson Balanced Fund - Class I	3,979,998
150,240	Merger Fund - Institutional Class	2,509,014
199,718	Pax Sustainable Allocation Fund - Institutional Class	4,236,028
492,640	Vanguard LifeStrategy Income Fund - Investor Class	7,709,811
	Total Total Return Funds 48.8%	34,518,365

	Total Investment Companies
	(Cost $74,926,335)	70,552,495

Semiannual Report 2020	Fundxfunds.com	11

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.4%
298,591	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% #	$298,591

	Total Short-Term Investments
	(Cost $298,591)	298,591

	Total Investments: 100.2%
	(Cost $75,224,926)	70,851,086
	Liabilities in Excess of Other Assets: (0.2)%	(149,724)
	Net Assets: 100.0%	$70,701,362

(a)	Level 2 security. See Note 2.
#	Annualized seven-day yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2020

INCMX	Flexible Income Fund
Fixed Income

The fourth quarter of 2019 couldn’t have been more different than the first quarter of 2020. This change led us to make some dramatic shifts in the Flexible Income Fund’s portfolio with the aim of reducing the impact of some of the most dramatic swings the bond market has experienced in the past decade.

INCMX started the semiannual report period with a wide array of funds in the portfolio: about 60% was invested in intermediate-term government and high-grade corporate bonds, a small weighting (about 7%) in high-yield bonds, 15% in global bond funds and 10% each in real estate income and a balanced total-return fund. We ended the period with a very different portfolio, holding mostly short-term Treasury and index funds.

The fourth quarter of 2019 was relatively benign with interest rates drifting upward. The benchmark 10-year Treasury rose from 1.68% to end the year at 1.92%. The benchmark Bloomberg Barclays Aggregate Bond Index was literally flat, returning 0.00% for the quarter, while INCMX’s more diversified portfolio eked out a 0.89% return.

Taking action as bond markets changed

Things began to change in January and February, as the first whiff of the coronavirus began to make Treasury bonds look more attractive to investors. Interest rates moved lower, which benefitted bond funds of all stripes. The market’s urgency picked up by early March. The 10-year Treasury, which had started the year at 1.92% and hovered at just over 1.00% on March 4, fell to 0.54% in just three days. This benefited government bonds and bond funds, temporarily, but the turmoil of the stock market infected the market for all manner of corporate debt. High-yield and junk bonds tumbled in price and even the most highly rated issues of corporate bonds became toxic to investors.

The sudden lurches in investors’ moods caused a disruption in the pricing of bonds and some of the largest ETFs that track the bond markets became disconnected from the pricing of the underlying securities they were tracking. One of the worst hit was iShares IBoxx $ Investment Grade Corp Bond ETF (LQD), a significant holding in our portfolio. After losing a shocking 12% of its value in just four days, we eliminated that fund, along with all other funds containing corporate debt or equity (with the exception of two aggregate bond index funds) on March 12.

Our active management helped curtail further losses as the panic continued on for several more days, but not before significant damage had been endured. Our positions in corporate and high-yield bond funds detracted from INCMX’s returns for March and for the full semiannual period.

The speed of the contraction was unprecedented and triggered an unprecedented intervention by the Federal Reserve in the bond markets to stabilize the situation. However, there is still heightened uncertainty around what comes next, and given that, we’ve positioned INCMX’s portfolio in a cautious stance. Yet we remain poised to take advantage of opportunities as the bond market returns to a more normal pattern.

Semiannual Report 2020	Fundxfunds.com	13

INCMX	Flexible Income Fund
Fixed Income

0.0% Short-Term Investments,
Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares	Investment Companies: 100.0%	Value
	Intermediate Term Bond Funds:
75,000	iShares 7-10 Year Treasury Bond ETF	$9,111,000
255,000	iShares Core U.S. Aggregate Bond ETF	29,419,350
72,800	Vanguard Total Bond Market ETF	6,213,480
	Intermediate Term Bond Funds 50.0%	44,743,830

	Short-Term Bond Funds:
216,500	iShares 1-3 Year Treasury Bond Fund	18,764,055
	Short-Term Bond Funds 21.0%

	Strategic Bond Funds:
65,400	PIMCO Active Bond ETF	6,943,518
	Total Strategic Bond Funds 7.8%

	Ultra Short-Term Bond Funds:
171,000	iShares Short Treasury Bond ETF	18,984,420
	Total Ultra Short-Term Bond Funds 21.2%

	Total Investment Companies (Cost $87,813,162)	89,435,823
	Short-Term Investments: 0.0%
208	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% #	208
	Total Short-Term Investments (Cost $208)	208
	Total Investments: 100.0% (Cost $87,813,370)	89,436,031
	Other Assets in Excess of Liabilities: 0.0%	24,792
	Net Assets: 100.0%	$89,460,823

#	Annualized seven-day yield as of March 31, 2020.
The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2020

SRIFX	Sustainable Impact Fund
Global Growth and Impact Fund

The Sustainable Impact Fund (SRIFX) integrates environmental, social, and governance (ESG) criteria into our longtime momentum-based investment approach. SRIFX invests primarily in core diversified stock funds that have average risk; it also may have limited exposure to more aggressive stock funds. SRIFX isn’t limited to investing in self-identified sustainable or socially responsible funds; it invests in funds and ETFs that have strong ESG ratings and strong recent returns.

SRIFX started the semiannual report period owning predominantly large-cap growth funds including Calvert Equity Fund (CEYIX), which has been held in the portfolio since late 2018, Amana Growth (AMIGX), and Polen Growth (POLIX). The portfolio also held a minority position in some lower-volatility and dividend value funds, including Vanguard Dividend Appreciation (VIG) and Invesco S&P 500 Low Volatility ETF (SPLV).

The low-volatility and dividend ETFs lagged in the fourth quarter and were promptly replaced in December 2019, so when stocks began their descent in mid-February, SRIFX was primarily invested in growth funds with a small stake in Janus Contrarian (JCONX), a value fund that had bucked the trend and done well in 2019.

Taking action as stocks fell into a bear market

As stocks plunged in March we took action in an attempt to stem the losses. We moved about 12% of the portfolio into alternative funds, including Amplify BlackSwan Growth & Treasury Core ETF (SWAN), AGFiQ US Market Neutral Anti-Beta ETF (BTAL), and Core Alternative ETF (CCOR). Alternative funds tend to use complex strategies that are designed to soften market downturns.

Many of SRIFX’s growth fund positions also lost less than the fund’s benchmark Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index in March, and contributed to the SRIFX’s benchmark-beating returns in the first quarter of 2020.

Sustainable growth funds like Calvert Equity (CEYIX), Brown Advisory Sustainable Growth (BAFWX) and Polen Growth (POLIX) were held for the full six months. While these funds were down for the six months ending March 31, 2020 (like nearly all stock funds), they lost less than the S&P 500 and contributed to SRIFX’s performance.

Calvert Equity and Brown Advisory Sustainable Growth are both well-established sustainable funds with at least a decade of experience finding companies with strong environmental, social, and governance (ESG) practices. Both funds avoid investing in fossil fuels, weapons, and tobacco. POLIX didn’t initially have an ESG focus; Barron’s reported that the fund company began looking at ESG in recent years because its European clients requested it.

All three of these funds made Barron’s fourth annual list of Top Sustainable Mutual Funds published January 17, 2020. (Two other holdings, Akre Focused and Vanguard US Growth, were also on the list.) CEYIX and BAFWX were among Bloomberg’s top 10 ESG funds in 2019, published January 29, 2020.

Calvert Equity (CEYIX) is one of our largest positions because it goes the extra mile to change corporate behavior for the better by actively engaging with companies to help them improve. During the semiannual period, Calvert worked with companies on issues around climate change and gender pay equality.

Low-volatility and dividend ETFs detracted from performance for the final quarter of 2019. Value stocks lost more than growth stocks in the market decline, and we sold Janus Contrarian (JCONX) at a loss in early March. We also sold a few growth positions at a loss in March in order to buy into alternative funds. These losses can be used to offset future capital gains, which would otherwise be distributed, and this should benefit shareholders who own SRIFX in taxable accounts.

Semiannual Report 2020	Fundxfunds.com	15

SRIFX	Sustainable Impact Fund
Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares	Investment Companies: 98.9%	Value
	Aggressive Funds:
11,600	Invesco QQQ Trust Series 1	$2,208,640
	Total Aggressive Funds 13.4%

	Core Funds:
19,433	AB Large Cap Growth Fund, Inc. - Advisor Class	1,089,624
26,497	Akre Focus Fund - Institutional Class	1,073,927
24,900	Amplify Blackswan Growth & Treasury Core ETF	716,124
50,059	Brown Advisory Sustainable Growth Fund - Institutional Class	1,241,961
37,352	Calvert Equity Fund - Class I	2,087,986
29,800	Core Alternative ETF	849,956
21,500	iShares MSCI Global Impact ETF	1,235,845
54,596	Laudus U.S. Large Cap Growth Fund	1,070,629
15,643	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A *	387,782
47,675	Polen Growth Fund - Institutional Class	1,444,083
16,580	Vanguard U.S. Growth Fund - Admiral Class	1,625,764
	Total Core Funds 77.9%	12,823,681

	Sector Funds:
34,408	Fidelity Select Health Care Portfolio	875,335
	Total Sector Funds 5.3%

	Total Return Funds:
15,000	AGFiQ U.S. Market Neutral Anti-Beta Fund	385,350
	Total Total Return Funds 2.3%

	Total Investment Companies
	(Cost $16,913,407)	16,293,006

16	Semiannual Report 2020

SRIFX	Sustainable Impact Fund
Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2020 (UNAUDITED)

Shares		Value
	Short-Term Investments: 3.5%
574,239	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.30% #	$574,239

	Total Short-Term Investments (Cost $574,239)	574,239

	Total Investments: 102.4% (Cost $17,487,646)	16,867,245
	Liabilities in Excess of Other Assets: (2.4)%	(396,514)
	Net Assets: 100.0%	$16,470,731

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2020.
The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	17

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2020 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund

Assets
Investments in securities, at value (identified cost $171,921,441,	$164,478,394	$27,090,581	$70,552,495
$29,653,057, $74,926,335) (See Note 2)

Investments in short-term securities, at value	8,322	52,799	298,591
(identified cost $8,322, $52,799, $298,591) (See Note 2)

Total securities, at value (identified cost	164,486,716	27,143,380	70,851,086
$171,929,763, $29,705,856, $75,224,926) (See Note 2)

Receivables:

Investment securities sold	530,000	—	—

Fund shares sold	658,216	23,481	35,151

Other receivables	—	—	213

Dividends and interest	306	8,022	26,171

Prepaid expenses and other assets	16,742	7,283	7,310

Total assets	165,691,980	27,182,166	70,919,931
Liabilities
Payables:

Investment securities purchased	—	—	1,907

Line of credit	152,000	—	—

Fund shares redeemed	20,399	142,625	98,284

Investment advisory fees, net	147,563	20,029	66,745

Administration and accounting fees	28,178	4,683	12,225

Audit fees	13,050	12,750	11,000

Custody fees	2,149	519	1,122

Transfer agent fees	26,198	6,411	11,407

Trustee fees	15,507	2,497	7,041

Other accrued expenses	16,019	3,814	8,838

Total liablities	421,063	193,328	218,569

Net Assets	$165,270,917	$26,988,838	$70,701,362

Net assets applicable to shares outstanding	$165,270,917	$26,988,838	$70,701,362

Shares outstanding; unlimited number of shares authorized	3,350,669	544,769	2,012,679
without par value

Net asset value, offering and redemption price per share	$49.33	$49.54	$35.13

Components of Net Assets
Paid-in capital	$177,797,265	$29,449,407	$76,127,089

Total distributable earnings	(12,526,348)	(2,460,569)	(5,425,727)

Net assets	$165,270,917	$26,988,838	$70,701,362

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2020

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2020 (Unaudited)
	FundX Flexible	FundX Sustainable
	Income Fund	Impact Fund
Assets
Investments in securities, at value (identified cost $87,813,162, $16,913,407)	$89,435,823	$16,293,006
(See Note 2)

Investments in short-term securities, at value (identified cost $208, $574,239)	208	574,239
(See Note 2)

Total securities, at value (identified cost $87,813,370, $17,487,646) (See Note 2)	89,436,031	16,867,245

Receivables:

Investment securities sold	500,549	—

Fund shares sold	39,211	—

Dividends and interest	15,260	4,334

Prepaid expenses and other assets	7,456	14,370

Total assets	89,998,507	16,885,949

Liabilities
Payables:

Investment securities purchased	—	389,309

Line of credit	292,000	—

Fund shares redeemed	140,829	—

Investment advisory fees, net	52,582	9,019

Administration and accounting fees	12,864	2,564

Audit fees	11,250	8,200

Custody fees	1,000	400

Transfer agent fees	9,999	1,947

Trustee fees	8,043	1,413

Other accrued expenses	9,117	2,366

Total liablities	537,684	415,218

Net Assets	$89,460,823	$16,470,731

Net assets applicable to shares outstanding	$89,460,823	$16,470,731

Shares outstanding; unlimited number of shares authorized without par value	3,436,428	674,086

Net asset value, offering and redemption price per share	$26.03	$24.43

Components of Net Assets
Paid-in capital	$96,453,134	$16,877,837

Total distributable earnings	(6,992,311)	(407,106)

Net assets	$89,460,823	$16,470,731

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	19

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2020 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$1,227,056	$216,889	$1,058,645

Interest	8,489	2,527	5,103

Total investment income	1,235,545	219,416	1,063,748
EXPENSES
Investment advisory fees	1,047,798	174,725	470,238

Transfer agent fees	79,905	21,441	36,924

Administration and accounting fees	84,660	14,461	39,239

Reports to shareholders	7,940	2,380	3,847

Custody fees	6,461	1,393	2,072

Audit fees	13,050	12,750	13,700

Registration fees	11,428	10,382	11,257

Trustee fees	31,514	5,133	13,983

Miscellaneous expenses	8,335	4,055	5,411

Interest expense (Note 6)	2,201	804	2,918

Legal fees	41,674	6,775	18,563

Insurance expense	6,585	1,143	3,108

Total expenses	1,341,551	255,442	621,260

Plus/Less: fees recouped/waived	—	(18,760)	16,479

Less: expenses paid indirectly (Note 3)	(27,561)	(4,554)	(11,619)

Net expenses	1,313,990	232,128	626,120

Net Investment income gain (loss)	(78,445)	(12,712)	437,628
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:

Investments	(9,150,663)	(127,471)	(1,699,604)

Net realized loss on:	(9,150,663)	(127,471)	(1,699,604)

Capital gain distributions from regulated investment companies	4,458,450	339,935	2,040,132

Change in net unrealized appreciation/depreciation on investments	(19,310,834)	(4,195,358)	(9,509,499)

Net realized and unrealized loss on investments	(24,003,047)	(3,982,894)	(9,168,971)

Net decrease in net assets resulting from operations	$(24,081,492)	$(3,995,606)	$(8,731,343)

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2020

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2020 (Unaudited)
	FundX Flexible	FundX Sustainable
	Income Fund	Impact Fund
INVESTMENT INCOME
Dividends	$1,478,145	$87,079

Interest	10,321	1,007

Total investment income	1,488,466	88,086
EXPENSES
Investment advisory fees	341,562	97,155

Transfer agent fees	30,427	8,580

Administration and accounting fees	38,578	8,037

Reports to shareholders	4,135	2,231

Custody fees	2,798	1,065

Audit fees	11,250	8,200

Registration fees	12,003	10,274

Trustee fees	15,525	2,822

Miscellaneous expenses	5,797	3,718

Interest expense (Note 6)	1,198	506

Legal fees	20,260	3,766

Insurance expense	3,047	651

Total expenses	486,580	147,005

Less: fees waived	(2,315)	(15,340)

Less: expenses paid indirectly (Note 3)	(4,116)	(1,703)

Net expenses	480,149	129,962

Net Investment income gain (loss)	1,008,317	(41,876)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:

Investments	(5,154,280)	(15,742)

Net realized loss on:	(5,154,280)	(15,742)

Capital gain distributions from regulated investment companies	143,580	390,010

Change in net unrealized appreciation/depreciation on investments	(1,489,930)	(2,353,891)

Net realized and unrealized loss on investments	(6,500,630)	(1,979,623)

Net decrease in net assets resulting from operations	$(5,492,313)	$(2,021,499)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	21

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(78,445)	$(708,193)
Net realized gain (loss) on investments	(9,150,663)	12,049,366
Capital gain distributions from regulated investment companies	4,458,450	9,607,438
Change in net unrealized appreciation / depreciation of investments	(19,310,834)	(20,547,142)
Net increase (decrease) in net assets resulting from operations	(24,081,492)	401,469
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(17,353,173)	(20,015,603)
Total distributions to shareholders	(17,353,173)	(20,015,603)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(4,512,495)	(4,719,504)
Total change in net assets	(45,947,160)	(24,333,638)

NET ASSETS:
Beginning of period/year	211,218,077	235,551,715
End of period/year	$165,270,917	$211,218,077

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2020
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	103,931	$6,038,252	365,930	$21,638,558
Shares issued in reinvestment of distributions	281,242	17,023,560	386,251	19,772,196
Shares redeemed	(484,417)	(27,574,307)	(782,136)	(46,130,258)
Net change in shares outstanding	(99,244)	$(4,512,495)	(29,955)	$(4,719,504)

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2020

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(12,712)	$(180,824)
Net realized gain (loss) on investments	(127,471)	497,199
Capital gain distributions from regulated investment companies	339,935	1,373,069
Change in net unrealized appreciation / depreciation of investments	(4,195,358)	(3,570,394)
Net decrease in net assets resulting from operations	(3,995,606)	(1,880,950)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,279,285)	(5,758,556)
Total distributions to shareholders	(1,279,285)	(5,758,556)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,533,863)	(1,444,770)
Total change in net assets	(8,808,754)	(9,084,276)

NET ASSETS:
Beginning of period/year	35,797,592	44,881,868
End of period/year	$26,988,838	$35,797,592

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2020
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,133	$350,383	26,789	$1,441,578
Shares issued in reinvestment of distributions	20,752	1,273,140	113,578	5,692,539
Shares redeemed	(88,285)	(5,157,386)	(144,997)	(8,597,996)
Other transactions ^	—	—	—	19,109
Net change in shares outstanding	(61,400)	$(3,533,863)	(4,630)	$(1,444,770)

^ Reimbursement from FundX Investment Group, LLC due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	23

RELAX	Conservative Upgrader Fund Balanced Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$437,628	$430,245
Net realized gain (loss) on investments	(1,699,604)	1,998,755
Capital gain distributions from regulated investment companies	2,040,132	1,642,447
Change in net unrealized appreciation / depreciation of investments	(9,509,499)	(3,130,777)
Net increase (decrease) in net assets resulting from operations	(8,731,343)	940,670
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(3,230,437)	(2,483,781)
Total distributions to shareholders	(3,230,437)	(2,483,781)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(16,604,623)	40,726,906
Total change in net assets	(28,566,403)	39,183,795

NET ASSETS:
Beginning of period/year	99,267,765	60,083,970
End of period/year	$70,701,362	$99,267,765

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2020
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold - in connection with reorganization *	—	$—	1,211,986	$48,858,688
Shares sold	107,189	4,218,654	476,004	18,618,379
Shares issued in reinvestment of distributions	78,857	3,204,732	70,241	2,466,178
Shares redeemed	(628,562)	(24,028,222)	(754,361)	(29,216,339)
Other transactions ^	—	213	—	—
Net change in shares outstanding	(442,516)	$(16,604,623)	1,003,870	$40,726,906

* See Note 8 of the finanial statements.

^ Reimbursement from U.S. Bank Global Fund Servcies due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2020

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,008,317	$2,026,576
Net realized loss on investments	(5,154,280)	(1,061,264)
Capital gain distributions from regulated investment companies	143,580	543,925
Change in net unrealized appreciation / depreciation of investments	(1,489,930)	1,576,209
Net increase (decrease) in net assets resulting from operations	(5,492,313)	3,085,446
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,989,481)	(3,042,713)
Total distributions to shareholders	(1,989,481)	(3,042,713)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(491,150)	(2,526,938)
Total change in net assets	(7,972,944)	(2,484,205)

NET ASSETS:
Beginning of period/year	97,433,767	99,917,972
End of period/year	$89,460,823	$97,433,767

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2020
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	247,590	$6,908,660	1,771,250	$47,680,035
Shares issued in reinvestment of distributions	71,168	1,983,442	115,300	3,032,401
Shares redeemed	(345,938)	(9,383,252)	(1,928,611)	(53,239,374)
Net change in shares outstanding	(27,180)	$(491,150)	(42,061)	$(2,526,938)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	25

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(41,876)	$(102,487)
Net realized loss on investments	(15,742)	(625,638)
Capital gain distributions from regulated investment companies	390,010	674,673
Change in net unrealized appreciation / depreciation of investments	(2,353,891)	187,696
Net increase (decrease) in net assets resulting from operations	(2,021,499)	134,244
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(49,211)	(1,420,039)
Total distributions to shareholders	(49,211)	(1,420,039)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,724,934)	1,827,176
Total change in net assets	(3,795,644)	541,381

NET ASSETS:
Beginning of period/year	20,266,375	19,724,994
End of period/year	$16,470,731	$20,266,375

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2020
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	55,513	$1,400,576	446,712	$11,274,656
Shares issued in reinvestment of distributions	1,658	49,211	61,394	1,420,039
Shares redeemed	(112,141)	(3,174,721)	(401,965)	(10,867,519)
Net change in shares outstanding	(54,970)	$(1,724,934)	106,141	$1,827,176

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2020

FUNDX	Upgrader Fund Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period / year	$61.22	$67.69	$57.53	$50.52	$46.99	$47.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.02) (5)	(0.20) (5)	(0.34) (5)	0.12 (5)	0.11 (5)	(0.11) (5)
Net realized and unrealized gain (loss) on investments	(6.73)	(0.13)	10.77	7.15	3.67	(0.31)
Total from investment operations	(6.75)	(0.33)	10.43	7.27	3.78	(0.42)

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.27)	(0.26)	(0.25)	(0.19)
From net realized gain	(5.14)	(6.14)	—	—	—	—
Total distributions	(5.14)	(6.14)	(0.27)	(0.26)	(0.25)	(0.19)
Net asset value, end of period / year	$49.33	$61.22	$67.69	$57.53	$50.52	$46.99

Total return	-12.57% ^	1.30%	18.19%	14.45%	8.05%	-0.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$165.3	$211.2	$235.6	$222.1	$226.0	$243.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.28% (6) +	1.28% (6)	1.27% (6)	1.31% (6)	1.31%	1.28%
After fees waived and expenses absorbed (3)	1.28% (6) +	1.28% (6)	1.27% (6)	1.31% (6)	1.29%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.10)% (6) +	(0.37)% (6)	(0.61)% (6)	0.19% (6)	0.19%	(0.28)%
After fees waived and expenses absorbed (4)	(0.10)% (6) +	(0.37)% (6)	(0.61)% (6)	0.19% (6)	0.21%	(0.25)%
Portfolio turnover rate	125% ^	107%	83%	172%	172%	115%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.25%, 1.21%, 1.28%, 1.27%, and 1.22%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.07)%, (0.34)%, (0.55)%, 0.22%, 0.23%, and (0.22)%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $2,201 or 0.00%, $1,069 or 0.00%, $1,117 or 0.00% and $737 or 0.00% of average net assets for the period/year ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30,2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	27

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period / year	$59.06	$73.48	$62.16	$57.31	$52.78	$53.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.02) (5)	(0.29) (5)	(0.55) (5)	(0.03) (5)	(0.01) (5)	(0.42) (5)
Net realized and unrealized gain (loss) on investments	(7.28)	(3.79)	11.87	5.04	4.58	(0.29)
Total from investment operations	(7.30)	(4.08)	11.32	5.01	4.57	(0.71)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.16)	(0.04)	(0.15)
From net realized gain	(2.22)	(10.34)	—	—	—	—
Total distributions	(2.22)	(10.34)	—	(0.16)	(0.04)	(0.15)
Net asset value, end of period / year	$49.54	$59.06	$73.48	$62.16	$57.31	$52.78

Total return	-13.08% ^	-3.05%	18.21%	8.77%	8.67%	-1.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$27.0	$35.8	$44.9	$43.4	$53.5	$60.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.46% (6) +	1.44% (6)	1.42% (6)	1.45% (6)	1.41%	1.39%
After fees waived and expenses absorbed (3)	1.35% (6) +	1.35% (6)	1.35% (6)	1.35% (6)	1.31%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.21)% (6) +	(0.59)% (6)	(0.90)% (6)	(0.15)% (6)	(0.15)%	(0.92)%
After fees waived and expenses absorbed (4)	(0.10)% (6) +	(0.50)% (6)	(0.83)% (6)	(0.05)% (6)	(0.05)%	(0.78)%
Portfolio turnover rate	138% ^	187%	144%	186%	226%	136%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.34%, 1.33%, 1.34%, 1.29%, and 1.20%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.07)%, (0.49)%, (0.81)%, (0.05)%, (0.03)%, and (0.73)%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $804 or 0.00%, $600 or 0.00%, $428 or 0.00% and $1,864 or 0.00% of average net assets for the period/years ended March 31, 2020 September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2020

RELAX	Conservative Upgrader Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2020 (Unaudited)	2019(7)	2018	2017	2016	2015
Net asset value, beginning of period / year	$40.43	$41.40	$40.41	$36.87	$35.67	$40.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.19 (5)	0.27 (5)	0.26 (5)	0.51 (5)	0.48 (5)	0.38 (5)
Net realized and unrealized gain (loss) on investments	(4.10)	0.63	4.01	3.57	2.18	(0.70)
Total from investment operations	(3.91)	0.90	4.27	4.08	2.66	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.46)	(0.16)	(0.52)	(0.54)	(0.54)	(0.61)
From net realized gain	(0.93)	(1.71)	(2.76)	—	(0.92)	(3.86)
Total distributions	(1.39)	(1.87)	(3.28)	(0.54)	(1.46)	(4.47)
Net asset value, end of period / year	$35.13	$40.43	$41.40	$40.41	$36.87	$35.67

Total return	-10.15% ^	28.84%	11.22%	11.19%	7.61%	-1.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$70.7	$99.3	$60.1	$57.6	$55.2	$53.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees recaptured / waived and expenses absorbed	1.32% (6) +	1.35% (6)	1.35% (6)	1.40% (6)	1.40%	1.41%
After fees recaptured / waived and expenses absorbed (3)	1.36% (6) +	1.35% (6)	1.35% (6)	1.35% (6)	1.32%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	0.94% (6) +	0.66% (6)	0.61% (6)	1.25% (6)	1.23%	0.80%
After fees waived and expenses absorbed (4)	0.90% (6) +	0.66% (6)	0.61% (6)	1.30% (6)	1.31%	0.96%
Portfolio turnover rate	99% ^	151%	92%	129%	140%	140%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.32%, 1.31%, 1.32%, 1.30%, and 1.23%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)

(4)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.93%, 0.69%, 0.65%, 1.33%, 1.33%, and 0.98%, for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)

(5)	Calculated using the average shares outstanding method.
(6)
Includes interest expense of $2,918 or 0.01%, $1,536 or 0.00%, $734 or 0.00% and $366 or 0.00% of average net assets for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.

(7)	On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	29

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Year Ended September 30,
	March 31, 2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period / year	$28.13	$28.50	$29.16	$28.61	$28.25	$30.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.29 (5)	0.60 (5)	0.84 (5)	0.97 (5)	0.79 (5)	0.90 (5)
Net realized and unrealized gain (loss) on investments	(1.81)	0.35	(0.48)	0.33	0.82	(1.21)
Total from investment operations	(1.52)	0.95	0.36	1.30	1.61	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(1.32)	(1.02)	(0.75)	(1.25)	(1.06)
From net realized gain	—	—	—	—	—	(0.73)
Total distributions	(0.58)	(1.32)	(1.02)	(0.75)	(1.25)	(1.79)
Net asset value, end of period / year	$26.03	$28.13	$28.50	$29.16	$28.61	$28.25

Total return	-5.55% ^	3.66%	1.25%	4.74%	5.86%	-1.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$89.5	$97.4	$99.9	$98.1	$91.4	$106.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.00% (6) +	1.01% (6)	0.98% (6)	1.03% (6)	1.01%	1.04%
After fees waived and expenses absorbed (3)	0.99% (6) +	1.00% (6)	0.99% (6)	0.99% (6)	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (2):
Before fees recaptured / waived and expenses absorbed	2.05% (6) +	2.14% (6)	2.95% (6)	3.35% (6)	2.79%	2.98%
After fees recaptured / waived and expenses absorbed (4)	2.06% (6) +	2.15% (6)	2.94% (6)	3.39% (6)	2.81%	3.03%
Portfolio turnover rate	138% ^	180%	105%	82%	130%	124%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.98%, 0.97%, 0.98%, 0.96%, 0.97%, and 0.96% for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)

(4)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.07%, 2.18%, 2.95%, 3.41%, 2.83%, and 3.07%, for the period/years ended March 31, 2020, September 30,2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015, respectively. (Note 3)

(5)	Calculated using the average shares outstanding method.
(6)
Includes interest expense of $1,198 or 0.00%, $10,082 or 0.01%, $1,173 or 0.00% and $999 or 0.00% of average net assets for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2020

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period / year
	Six Months	Year Ended		March 31, 2017*
	Ended	September 30,		through
	March 31, 2020 (Unaudited)	2019	2018	September 30, 2017
Net asset value, beginning of period / year	$27.80	$31.67	$27.52	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.06) (6)	(0.15) (6)	(0.18) (6)	(0.13) (6)
Net realized and unrealized gain (loss) on investments	(3.24)	0.17	4.84	2.65
Total from investment operations	(3.30)	0.02	4.66	2.52

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.40)	—
From net realized gain	(0.07)	(3.89)	(0.11)	—
Total distributions	(0.07)	(3.89)	(0.51)	—
Net asset value, end of period / year	$24.43	$27.80	$31.67	$27.52

Total return	-11.87% ^	2.49%	17.12%	10.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$16.5	$20.3	$19.7	$10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.51% (4) +	1.52% (4)	1.55% (4)	2.25% (4) +
After fees waived and expenses absorbed	1.36% (3)(4) +	1.36% (3)(4)	1.35% (4)	1.35% (4) +

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.60)% (4) +	(0.72)% (4)	(0.81)% (4)	(1.85)% (4) +
After fees waived and expenses absorbed	(0.45)% (4)(5) +	(0.56)% (4)(5)	(0.61)% (4)	(0.95)% (4) +
Portfolio turnover rate	139% ^	190%	161%	27% ^

*	The FundX Sustainable Impact Fund was incepted March 31, 2017.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34% and 1.35% for the period/year ended March 31, 2020 and September 30, 2019. (Note 3)
(4)
Includes interest expense of $506 or 0.01%, $2,387 or 0.01%, $32 or 0.00% and $0 or 0.00% of average net assets for the period/years ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.

(5)
Including credit for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.44)% and (0.55)% for the period/year ended March 31, 2020 and September 30, 2019. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2020	Fundxfunds.com	31

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. Effective March 31, 2017, the Trust launched the Sustainable Impact Fund. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

32	Semiannual Report 2020

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$164,478,394	$ —	$ —	$164,478,394
Short-Term Investments	8,322	—	—	8,322
Total Investments in Securities	$164,486,716	$ —	$ —	$164,486,716

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$25,600,857	$1,489,724	$ —	$27,090,581
Short-Term Investments	52,799	—	—	52,799
Total Investments in Securities	$25,653,656	$1,489,724	$ —	$27,143,380

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$66,465,878	$4,086,617	$ —	$70,552,495
Short-Term Investments	298,591	—	—	298,591
Total Investments in Securities	$66,764,469	$4,086,617	$ —	$70,851,086

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$89,435,823	$ —	$ —	$89,435,823
Short-Term Investments	208	—	—	208
Total Investments in Securities	$89,436,031	$ —	$ —	$89,436,031

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$16,293,006	$ —	$ —	$16,293,006
Short-Term Investments	574,239	—	—	574,239
Total Investments in Securities	$16,867,245	$ —	$ —	$16,867,245

See schedule of investments for breakout of investment company types.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2019, the Upgrader Fund, Aggressive Upgrader Fund and Sustainable Impact Fund had late year losses of $312,584, $97,855 and $69,886 respectively. No Fund had any post October losses.

At September 30, 2019, the following Capital Loss Carryover were available:

	Infinite Short-Term	Total
CONSERVATIVE UPGRADER FUND	$1,130,223	$1,130,223
FLEXIBLE INCOME FUND	$3,841,122	$3,841,122

Capital Loss Carryover for the Conservative Upgrader Fund is subject to Annual Section 382 Limitation, of which $1,022,491 is available on 9/30/2020, and $107,732 is available on 9/30/2021.

Semiannual Report 2020	Fundxfunds.com	33

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

As of September 30, 2019, there were no Capital Loss Carryover available to offset future gains for the Upgrader Fund, Aggressive Upgrader Fund, and Sustainable Impact Fund.

For fiscal year ended September 30, 2019, the following Fund has generated Capital Loss Carryover in the following amount:

FLEXIBLE INCOME FUND	$847,537

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following adjustments were made:

	Distributable
	Earnings	Paid-In Capital
UPGRADER FUND	$(3,908,056)	$3,908,056
AGGRESSIVE FUND	(507,997)	507,997
CONSERVATIVE FUND	(2,669,685)	2,669,685
SUSTAINABLE IMPACT FUND	(14,185)	14,185

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications, use of equalization, and merger adjustments.

I. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund(s)’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds distributor.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds investments.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding

34	Semiannual Report 2020

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

$1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the six months ended March 31, 2020, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Sustainable Impact Fund incurred $1,047,798, $174,725, $470,238, $341,562, and $97,155 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%
CONSERVATIVE FUND	1.35%

From August 4, 2014, the Fund’s commencement of operations, to January 31, 2016 the Fund’s expense were capped at 1.25%, 1.25%, 1.25%, and 0.99% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, and Flexible Income Fund, respectively. On November 18, 2015 the Board of Trustees approved a proposal to increase the expense cap to 1.35%, 1.35%, and 1.35% of average daily net assets for the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively, effective February 1, 2016. There were no changes to the allowable expense of Flexible Income Fund.

The contract is in effect through January 31, 2021 and may be terminated at any time by the Board of Trustees upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2020, the Advisor waived $0, $18,760, $3,764 and $15,340 in fees for the Upgrader Fund, Aggressive Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. For the six months ended March 31, 2020, the Advisor recaptured fees of $16,479 and $1,449 from the Conservative Fund and the Flexible Income Fund, respectively.

At March 31, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Aggressive Fund, Conservative Fund, Flexible Income and Sustainable Impact Fund that may be recouped was $103,077, $11,858, $29,913, and $110,016 respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2020	2021	2022	2023	Total
AGGRESSIVE FUND	$21,280	$29,675	$33,362	$18,760	$103,077
CONSERVATIVE FUND	11,858	—	—	—	11,858
FLEXIBLE FUND	13,658	—	12,491	3,764	29,913
SUSTAINABLE IMPACT FUND	34,653	30,358	29,665	15,340	110,016

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2020 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund account-ing, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2020, this expense reduction, in aggregate, equaled $27,561, $4,554, $11,619, $4,116, and $1,703 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Semiannual Report 2020	Fundxfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2020 are as follows:

	Purchases	Sales
UPGRADER FUND	$255,314,075	$273,163,991
AGGRESSIVE FUND	47,187,646	51,561,136
CONSERVATIVE FUND	90,876,564	107,920,569
FLEXIBLE INCOME FUND	133,797,570	134,626,269
SUSTAINABLE IMPACT FUND	26,486,144	28,052,119

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:

	Six Months Ended March 31, 2020		September 30, 2019
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$ —	$17,353,173	$8,130,940	$11,884,663
AGGRESSIVE FUND	—	1,279,285	2,154,279	3,604,277
CONSERVATIVE FUND	1,063,644	2,166,793	771,953	1,711,828
FLEXIBLE INCOME FUND	1,989,481	—	3,042,713	—
SUSTAINABLE IMPACT FUND	38,803	10,408	947,697	472,342

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2019.

As of September 30, 2019, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$199,576,614	$34,154,565	$94,165,473
Gross tax unrealized appreciation	12,569,612	1,896,073	5,309,181
Gross tax unrealized depreciation	(701,825)	(263,191)	(319,254)
Net tax unrealized appreciation	$11,867,787	$1,632,882	$4,989,927
Undistributed ordinary income	$ —	$ —	$509,578
Undistributed long-term capital gain	17,353,114	1,279,295	2,166,771
Total distributable earnings	$17,353,114	$1,279,295	$2,676,349
Other accumulated loss	(312,584)	(97,855)	(1,130,223)
Total accumulated gain/(loss)	$28,908,317	$2,814,322	$6,536,053

	FUNDX FLEXIBLE	FUNDX SUSTAINABLE
	INCOME FUND	IMPACT FUND
Cost of investments	$94,217,961	$18,559,985
Gross tax unrealized appreciation	3,194,449	1,763,354
Gross tax unrealized depreciation	(81,858)	(29,864)
Net tax unrealized appreciation	$3,112,591	$1,733,490
Undistributed ordinary income	$1,218,014	$ —
Undistributed long-term capital gain	—	—
Total distributable earnings	$1,218,014	$ —
Other accumulated loss	(3,841,122)	(69,886)
Total accumulated gain/(loss)	$489,483	$1,663,604

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

36	Semiannual Report 2020

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2020 the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2020 the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at March 31, 2020
UPGRADER FUND	$87,273	$2,380,000	$2,201	4.34%	$152,000
AGGRESSIVE FUND	37,454	646,000	804	4.53%	—
CONSERVATIVE FUND	131,639	2,664,000	2,918	4.49%	—
FLEXIBLE INCOME FUND	41,257	1,270,000	1,198	4.07%	$292,000
SUSTAINABLE IMPACT FUND	21,339	1,011,000	506	4.75%	—

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted these changes into their financial statements.

Semiannual Report 2020	Fundxfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2020 (UNAUDITED), continued

NOTE 8 – FUND REORGANIZATION

As of the close of business on July 26, 2019, pursuant to an Agreement and Plan of Reorganization previously approved by the Fund’s Board of Trustees, all of the assets, subject to the liabilities, of the FundX Tactical Upgrader Fund (“Acquired Fund”) were transferred to the FundX Conservative Upgrader Fund (“Acquiring Fund”). The purpose of the transfers was to benefit shareholders through improved economies of scale by combining similar funds with comparable investment objectives and strategies. The merger was a tax-free event to the Funds’ shareholders. For financial reporting purposes, the Acquiring Fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund. Information with respect to the net assets and other relevant operating data for the Acquired Fund on the merger date is included below:

Acquired Fund	FundX Tactical
Upgrader Fund
Net Assets	$48,858,688
Shares Outstanding	1,934,752
Net Asset Value	$25.25
Investments at fair value	$48,890,812
Unrealized appreciation/depreciation	$2,488,617
Undistributed net investment income	—
Accumulated net realized gain (loss)	—
Tax capital loss carryforward	—
Acquiring Fund	FundX Conservative
Upgrader Fund
Net Assets immediately prior to merger	$55,474,880
Net Assets immediately after merger	$104,333,568
Fund Shares Issued in exchange for acquired fund	1,211,986
Exchange rate for shares issued	0.63

 Assuming the acquisition had been completed on October 1, 2018, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the period ended September 30, 2019, are as follows:

Net investment income	$729,263
Net realized and unrealized gain on Investments	$2,617,508
Total increase from operations	$3,346,771

Since the combined investment portfolios have been managed as a single integrated portfolio from the time the acquistion was completed, it is not practical to separate the amounts of the revenue and earnings of the Acquired Fund that has been included in the Acquiring Fund’s statement of operations since July 26, 2019.

38	Semiannual Report 2020

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2020

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2019	Value 3/31/2020	During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$874.30	$5.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.73	$6.33
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$869.20	$6.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.36	$6.70
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$898.50	$6.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.34	$6.72
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$944.50	$4.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.97
FUNDX SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$881.30	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.31	$6.75

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, and FundX Sustainable Impact Fund were 1.25%, 1.33%, 1.33%, 0.98%, and 1.34%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 to reflect the one-half year period.

Semiannual Report 2020	Fundxfunds.com	39

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018-Present).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that sponsors iShares Gold Trust, iShares Silver Trust, and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, LLC since 1978.	5	None

40	Semiannual Report 2020

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Partner, FundX Investment Group, LLC since 2001.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Indefinite Term; Since August 2015 Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, LLC since 1990.	N/A	N/A
William McDonell (born 1951) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, FundX Investment Group, LLC and FundX Investment Trust, 2016-present; Chief Compliance Officer, Atherton Lane Advisers LLC and Deep Blue Capital Management, L.P., 2008-2016.	N/A	N/A

Semiannual Report 2020	Fundxfunds.com	41

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundxfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form NQ or Part F of Form N-PORT are available on the SEC website at http://www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income  was as follows:

UPGRADER	20.66%
AGGRESSIVE UPGRADER	7.07%
CONSERVATIVE UPGRADER	25.88%
FLEXIBLE INCOME	7.64%
SUSTAINABLE IMPACT	8.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

UPGRADER	14.22%
AGGRESSIVE UPGRADER	8.80%
CONSERVATIVE UPGRADER	19.68%
FLEXIBLE INCOME	4.03%
SUSTAINABLE IMPACT	4.45%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	72.12%
FLEXIBLE INCOME	0.00%
SUSTAINABLE IMPACT	100.00%

42	Semiannual Report 2020

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863].Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2020	Fundxfunds.com	43

Fund	Symbol	CUSIP

FundX Upgrader Fund	FUNDX	360876106

FundX Aggressive Upgrader Fund	HOTFX	360876403

FundX Conservative Upgrader Fund	RELAX	360876304

FundX Flexible Income Fund	INCMX	360876205

FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:	For more about our funds and their strategy: 800-763-8639
www.fundxfunds.com For account information: 866-455-FUND

Advisor	Distributor	Transfer Agent
FundX Investment Group, LLC	Quasar Distributors, LLC	U.S.Bancorp Fund Services, LLC
101 Montgomery Street, Suite 2400	111 East Kilbourn Ave., Suite 1250	615 East Michigan Street
San Francisco, CA 94104	Milwaukee, WI 53202	Milwaukee, WI 53202

Custodian U.S.Bank, N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, PA 19102	Legal Counsel Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to Registrant’s form N-CSR filed December 3, 2014.  Also, provided free of charge, upon request, as described in Item 2 of this form N-CSR.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title)*/s/ Jeff Smith
    Jeff Smith, President/Principal Executive Officer

Date       May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeff Smith
    Jeff Smith, President/Principal Executive Officer

Date      May 26, 2020

By (Signature and Title) */s/ Sean McKeon
      Sean McKeon, Treasurer/Principal Financial Officer

Date        May 27, 2020